Investments - Available For Sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Debt Securities, Available-For-Sale [Roll Forward]
Available for sale investments at start of year	$ 49,628	$ 59,910
Purchases	0	9,603	$ 80,956
Sales and maturities	(47,902)	(21,686)	(99,865)
Interest on short term investments	0	1,065	1,329
Realized gain on sale of short term investments	234	55	56
Unrealized capital (loss)/gain - investments	(231)	681	(155)
Available for sale investments at end of year	$ 1,729	$ 49,628	$ 59,910